S000004427 [Member] Investment Risks - Small-Cap Value Fund	Jun. 30, 2025
Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk—Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks because small-cap companies may have less management experience, limited financial resources, and minimal product diversification.

Sector Risk [Member]
Prospectus [Line Items]
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Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Environmental Social and Governance Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social, and Governance Investing Risk—The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Capital Gains Risk [Member]
Prospectus [Line Items]
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Capital Gains Risk—If too many small companies in the Fund outgrow the Fund’s small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund will not distribute substantial capital gains, although the Adviser seeks to avoid doing so.

Value Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Stocks Risk—Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—Shareholders of the Fund are exposed to above average stock market risk (volatility) and could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund are exposed to above average stock market risk (volatility) and could lose money.